Note 13 - Share-based Compensation (Details Textual) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	801,291	901,499
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	0	1,426